UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series

            Global SmallCap Portfolio

            Mid Cap Value Opportunities Portfolio

            BlackRock U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Argentina – 0.3%
Arcos Dorados Holdings, Inc., Class A	31,300	$409,404

Australia – 1.4%
Mirvac Group	265,300	380,241
Mount Gibson Iron Ltd.	272,200	270,711
Pancontinental Oil & Gas NL (a)	1,501,200	317,073
Primary Health Care Ltd.	74,300	234,762
Sonic Healthcare Ltd.	41,300	547,811

		1,750,598

Austria – 0.2%
Schoeller-Bleckmann Oilfield Equipment AG	2,500	209,933

Bermuda – 1.0%
Chow Sang Sang Holdings International, Ltd.	187,000	380,217
Hoegh Liquified Natural Gas Holdings Ltd. (a)	107,400	823,418

		1,203,635

Brazil – 0.7%
Santos Brasil Participacoes SA	61,500	949,270

Canada – 5.9%
Africa Oil Corp. (a)	413,000	3,125,762
Cathedral Energy Services Ltd.	121,525	690,724
Diagnocure, Inc. (a)	810,926	541,776
Dollarama, Inc. (a)(b)	7,300	454,953
Dollarama, Inc.	9,200	573,366
Eldorado Gold Corp.	54,500	589,645
Lundin Mining Corp. (a)	145,900	624,132
Painted Pony Petroleum Ltd. (a)	55,687	519,194
Sunshine Oilsands Ltd. (a)	546,400	325,909

		7,445,461

China – 1.7%
51job, Inc. - ADR (a)(c)	9,100	315,315
Shenzhen Expressway Co., Ltd.	887,600	320,416
Shimao Property Holdings Ltd.	462,500	659,182
Shui On Land Ltd.	1,301,000	533,579
Sitoy Group Holdings Ltd. (a)	718,500	315,493

		2,143,985

Denmark – 2.8%
Alk-Abello A/S	10,100	638,820
Bavarian Nordic A/S (a)	30,300	261,942
Pandora A/S (c)	71,900	688,139
Topdanmark A/S (a)	5,200	881,489
Tryg A/S	15,200	861,706
Vestas Wind Systems A/S (a)(c)	43,400	206,972

		3,539,068

Finland – 0.4%
Ramirent Oyj	62,350	478,282

France – 2.5%
Eurofins Scientific SA	8,300	1,080,373

	Shares	Value
Common Stocks

France (concluded)
GameLoft (a)(c)	127,600	$728,502
Ingenico	20,100	1,074,961
Ipsen SA	12,000	284,359

		3,168,195

Germany – 2.9%
Celesio AG	39,800	724,017
GEA Group AG	12,950	348,536
Gerresheimer AG	16,200	758,029
NORMA Group	8,500	188,000
Rheinmetall AG	16,950	845,539
Symrise AG	25,300	794,073

		3,658,194

Greece – 0.1%
Alpha Bank AE (a)	98,100	145,262

Hong Kong – 1.2%
Clear Media Ltd.	446,000	258,186
Daphne International Holdings Ltd.	607,600	604,101
Ming Fai International Holdings Ltd.	1,221,200	90,618
Techtronic Industries Co. (c)	395,700	532,263

		1,485,168

India – 1.4%
Container Corp. of India	19,100	323,715
Divi’s Laboratories, Ltd.	38,000	747,693
Motherson Sumi Systems Ltd.	128,400	369,055
Sintex Industries Ltd.	307,800	330,486

		1,770,949

Indonesia – 0.3%
Tower Bersama Infrastructure Tbk PT	1,044,000	431,730

Ireland – 1.3%
Elan Corp. Plc (a)	47,000	548,158
Ryanair Holdings Plc - ADR (a)	35,800	1,054,668

		1,602,826

Israel – 0.6%
SodaStream International Ltd. (a)	20,900	815,309

Italy – 0.3%
Salvatore Ferragamo Italia SpA	20,300	393,057

Japan – 5.1%
Aeon Credit Service Co. Ltd.	53,000	1,010,214
Asics Corp.	37,650	440,677
Credit Saison Co., Ltd.	38,600	875,275
Don Quijote Co., Ltd.	17,200	573,803
Hisaka Works Ltd.	36,400	297,828
Hitachi Capital Corp.	14,400	261,266
Itoham Foods, Inc.	100,400	419,071
JSR Corp.	52,200	918,827
NGK Insulators Ltd.	31,000	355,786
Shinsei Bank Ltd.	112,900	127,194

MANAGED ACCOUNT SERIES	JULY 31, 2012	1

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Japan (concluded)
Shionogi & Co. Ltd.	18,700	$266,360
Yakult Honsha Co., Ltd.	23,900	924,015

		6,470,316

Malaysia – 0.7%
AirAsia BHD	703,350	838,825

Norway – 0.5%
Electromagnetic GeoServices (a)	301,011	679,261

Portugal – 0.1%
Banco BPI SA (a)	194,700	120,084

Singapore – 1.6%
Avago Technologies Ltd.	29,500	1,091,500
Cityspring Infrastructure Trust	2,919,805	984,169

		2,075,669

South Korea – 0.7%
Kangwon Land, Inc.	41,728	857,271

Spain – 1.3%
Grifols SA (a)	25,794	801,725
Laboratorios Farmaceuticos Rovi SA	141,700	906,399

		1,708,124

Switzerland – 2.8%
Addex Pharmaceuticals Ltd. (a)	13,400	109,665
Aryzta AG (a)	25,000	1,240,950
Basilea Pharmaceutica (a)	2,800	141,090
Foster Wheeler AG (a)	25,450	459,118
Lindt & Spruengli AG, Registered Shares (a)	20	715,823
Straumann Holding AG, Registered Shares	407	54,622
Sulzer AG	6,700	864,128

		3,585,396

Taiwan – 0.5%
D-Link Corp.	1,018,000	611,307

Thailand – 0.3%
Mermaid Maritime PCL (a)	1,499,460	324,005

United Arab Emirates – 1.0%
Polarcus Ltd. (a)(c)	1,481,400	1,262,067

United Kingdom – 7.7%
Aberdeen Asset Management Plc	171,700	694,023
APR Energy Plc (c)	50,700	513,108
Babcock International Group Plc	68,100	914,369
Bahamas Petroleum Co. Plc (a)	2,552,020	295,908
BowLeven Plc (a)	346,800	336,316
easyJet Plc	81,312	713,584
Filtrona Plc	33,900	246,589
Halfords Group Plc	90,350	290,449
Inchcape Plc	102,660	604,117
Intertek Group Plc	24,300	1,038,731
Invensys Plc	200,600	755,088

	Shares	Value
Common Stocks

United Kingdom (concluded)
London Stock Exchange Group Plc	43,759	$663,213
Michael Page International Plc	50,600	290,210
Ophir Energy Plc (a)	149,321	1,361,177
Rexam Plc	154,590	1,050,694

		9,767,576

United States – 45.9%
Acxiom Corp. (a)(c)	48,400	811,668
Aegerion Pharmaceuticals, Inc. (a)	22,000	333,960
Affymetrix, Inc. (a)	111,800	468,442
AGCO Corp. (a)	6,000	263,040
Albemarle Corp.	19,100	1,112,002
Allete, Inc.	20,300	841,638
Alliant Energy Corp.	16,100	752,031
Alpha Natural Resources, Inc. (a)	23,200	162,632
American Superconductor Corp. (a)	43,700	162,127
Ariba, Inc. (a)	3,400	151,062
Arris Group, Inc. (a)	57,300	727,137
Aruba Networks, Inc. (a)	24,100	341,738
Atmel Corp. (a)(c)	53,800	315,268
BBCN Bancorp, Inc. (a)	86,900	985,446
BioMarin Pharmaceutical, Inc. (a)	20,900	821,161
Brookdale Senior Living, Inc. (a)	18,400	302,864
Cadence Design Systems, Inc. (a)	46,650	570,063
CafePress, Inc. (a)	4,590	37,133
Camden Property Trust	5,700	406,467
Celanese Corp., Series A	19,400	739,722
ComScore, Inc. (a)(c)	23,733	365,488
Constant Contact, Inc. (a)	46,400	778,128
Cousins Properties, Inc.	69,800	529,782
Covanta Holding Corp.	37,050	636,519
Coventry Health Care, Inc.	10,100	336,633
Cytec Industries, Inc.	16,300	1,003,428
DDR Corp.	49,100	738,464
Deckers Outdoor Corp. (a)	9,200	383,732
Discover Financial Services	18,500	665,260
Drew Industries, Inc. (a)	16,522	443,781
DSP Group, Inc. (a)	85,300	493,034
Duke Realty Corp.	56,200	812,652
DuPont Fabros Technology, Inc.	31,619	850,551
Electronic Arts, Inc. (a)	72,100	794,542
Express, Inc. (a)	25,800	415,380
F5 Networks, Inc. (a)	6,700	625,646
Fidelity National Financial, Inc., Class A	24,000	446,880
Foot Locker, Inc.	23,900	789,178
Forest City Enterprises, Inc., Class A (a)	26,931	379,996
The Fresh Market, Inc. (a)	1,300	76,557
FX Alliance, Inc. (a)	5,800	128,180
Guess?, Inc.	26,750	805,175
Hancock Holding Co.	16,839	513,253
Hanesbrands, Inc. (a)	10,900	327,218
Hospira, Inc. (a)	15,600	542,100

MANAGED ACCOUNT SERIES	JULY 31, 2012	2

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

United States (continued)
IAC/InterActiveCorp.	19,000	$999,590
IDEX Corp.	25,900	988,085
Informatica Corp. (a)	22,300	658,073
IPC The Hospitalist Co., Inc. (a)(c)	18,800	808,400
j2 Global, Inc.	39,400	1,179,242
JDS Uniphase Corp. (a)(c)	38,100	374,904
Kennametal, Inc.	12,600	464,940
The KEYW Holding Corp. (a)	37,653	414,560
Kindred Healthcare, Inc. (a)	13,300	125,951
Landstar System, Inc.	6,600	326,106
LKQ Corp. (a)	30,600	1,081,098
Manpower, Inc.	22,200	789,876
Mentor Graphics Corp. (a)	19,400	296,432
Mistras Group, Inc. (a)(c)	27,800	624,944
National Penn Bancshares, Inc.	88,600	783,224
Nordson Corp.	17,400	891,924
NorthWestern Corp.	17,600	649,968
Nuance Communications, Inc. (a)(c)	43,448	884,167
NuVasive, Inc. (a)	32,300	674,747
NV Energy, Inc.	37,300	682,217
Oasis Petroleum, Inc. (a)	29,000	759,220
Old National Bancorp	36,500	446,760
Omega Healthcare Investors, Inc. (c)	38,192	925,774
Omnicare, Inc.	20,700	650,187
Otter Tail Corp.	27,700	650,119
Packaging Corp. of America	16,600	511,114
PacWest Bancorp	20,777	476,001
Pinnacle Financial Partners, Inc. (a)	37,778	738,560
PMC-Sierra, Inc. (a)	119,000	633,080
Polycom, Inc. (a)	62,800	548,872
PVH Corp.	6,500	516,295
QLogic Corp. (a)	35,812	413,270
Regis Corp.	37,369	632,284
ResMed, Inc. (a)	25,800	814,248
Responsys, Inc. (a)	57,800	644,470
Rockwood Holdings, Inc.	7,200	318,384
Shutterfly, Inc. (a)	11,700	384,111
Silgan Holdings, Inc.	17,200	708,812
SM Energy Co.	9,600	452,064
Spirit AeroSystems Holdings, Inc., Class A (a)	50,400	1,184,400
Steel Dynamics, Inc.	44,400	572,316
Support.com, Inc. (a)(c)	145,350	414,248
Tenet Healthcare Corp. (a)	68,100	314,622
Terex Corp. (a)	28,800	561,600
Tilly’s, Inc. Class A (a)	4,600	76,406
Timken Co.	27,500	995,500
United Therapeutics Corp. (a)	12,200	668,316
Urban Outfitters, Inc. (a)	31,300	956,215
Vera Bradley, Inc. (a)	30,100	685,979
VeriFone Systems, Inc. (a)	14,600	529,834
W.R. Berkley Corp.	12,000	439,560

	Shares		Value
Common Stocks

United States (concluded)
The Warnaco Group, Inc. (a)		14,450	$616,437
Webster Financial Corp.		15,500	318,060
Wright Medical Group, Inc. (a)(c)		37,046	690,537

			58,133,261

Total Long-Term Investments
(Cost – $104,038,567) – 93.2%			118,033,488

Short-Term Securities	Beneficial Interest (000)

Money Market Funds — 5.0%

BlackRock Liquidity Series LLC, Money Market Series, 0.30%(d)(e)(f)	USD	6,383	6,382,524

	Par (000)

Time Deposits — 6.0%
Australia — 0.0%
Brown Brothers Harriman & Co., 2.45%, 8/01/12	AUD	2	2,620

Europe — 0.0%
Brown Brothers Harriman & Co., 0.00%, 8/01/12	EUR	1	1,181

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 8/01/12	GBP	1	1,152

United States — 6.0%
Brown Brothers Harriman & Co., 0.09%, 8/01/12	USD	7,535	7,535,386

Total Time Deposits – 6.0%			7,540,339

Total Short-Term Securities
(Cost – $13,922,863) – 11.0%			13,922,863

Total Investments (Cost - $117,961,430*) – 104.2%			131,956,351
Liabilities in Excess of Other Assets – (4.2)%			(5,319,417)

Net Assets – 100.0%			$126,636,934

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$122,376,257

Gross unrealized appreciation	$22,470,887
Gross unrealized depreciation	(12,890,793)

Net unrealized appreciation	$9,580,094

(a)	Non-income producing security.

MANAGED ACCOUNT SERIES	JULY 31, 2012	3

Schedule of Investments (continued)	Global SmallCap Portfolio

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2012	Net Activity	Beneficial Interest Held at July 31, 2012	Income

BlackRock Liquidity Series, LLC Money Market Series	4,308,771	2,073,753	6,382,524	$23,463

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	9,000	USD	8,965	Deutsche Bank AG	8/01/12	$9
DKK	170,000	USD	28,004	Citigroup Inc.	8/01/12	104
GBP	7,000	USD	10,996	Citigroup Inc.	8/01/12	(21)
AUD	120,000	USD	125,874	Citigroup Inc.	8/02/12	235
CAD	10,000	USD	9,978	Citigroup Inc.	8/02/12	(7)
CHF	8,000	USD	8,162	Deutsche Bank AG	8/02/12	32
DKK	91,000	USD	14,978	Citigroup Inc.	8/02/12	68
EUR	99,000	USD	121,272	Deutsche Bank AG	8/02/12	538
USD	35,823	JPY	2,801,000	UBS AG	8/02/12	(30)
AUD	14,000	USD	14,732	UBS AG	8/03/12	(20)
EUR	51,000	USD	62,654	Deutsche Bank AG	8/03/12	96
JPY	4,522,000	USD	57,870	Deutsche Bank AG	8/03/12	12
USD	38,842	CHF	38,000	Royal Bank of Scotland Group Plc	8/03/12	(80)
Total						$936

MANAGED ACCOUNT SERIES	JULY 31, 2012	4

Schedule of Investments (continued)	Global SmallCap Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$409,404	–	–	$409,404
Australia	–	$1,750,598	–	1,750,598
Austria	–	209,933	–	209,933
Bermuda	–	1,203,635	–	1,203,635
Brazil	949,270	–	–	949,270
Canada	6,664,599	780,862	–	7,445,461
China	315,315	1,828,670	–	2,143,985
Denmark	–	3,539,068	–	3,539,068
Finland	–	478,282	–	478,282
France	–	3,168,195	–	3,168,195
Germany	–	3,658,194	–	3,658,194
Greece	–	145,262	–	145,262
Hong Kong	–	1,485,168	–	1,485,168
India	–	1,770,949	–	1,770,949
Indonesia	–	431,730	–	431,730
Ireland	1,054,668	548,158	–	1,602,826
Israel	815,309	–	–	815,309
Italy	–	393,057	–	393,057
Japan	–	6,470,316	–	6,470,316
Malaysia	–	838,825	–	838,825
Norway	–	679,261	–	679,261
Portugal	–	120,084	–	120,084
Singapore	1,091,500	984,169	–	2,075,669
South Korea	–	857,271	–	857,271
Spain	–	1,708,124	–	1,708,124
Switzerland	568,783	3,016,613	–	3,585,396
Taiwan	–	611,307	–	611,307
Thailand	–	324,005	–	324,005
United Arab Emirates	–	1,262,067	–	1,262,067
United Kingdom	513,108	9,254,468	–	9,767,576
United States	58,133,261	–	–	58,133,261
Short-Term Securities:
Money Market Funds	–	6,382,524	–	6,382,524
Time Deposits	–	7,540,339	–	7,540,339
Total	$70,515,217	$61,441,134	–	$131,956,351

MANAGED ACCOUNT SERIES	JULY 31, 2012	5

Schedule of Investments (concluded)	Global SmallCap Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[1]
Assets:
Foreign currency exchange contracts	–	$1,094	–	$1,094
Liabilities:
Foreign currency exchange contracts	–	(158)	–	(158)
Total	–	$936	–	$936

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$5,120	–	–	$5,120
Liabilities:
Collateral on securities loaned at value	–	$(6,382,524)	–	(6,382,524)
Total	$5,120	$(6,382,524)	–	$(6,377,404)

In accordance with the Portfolio’s valuation policies, certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Portfolio values such foreign securities and the earlier closing of the foreign market. Such valuations are categorized as Level 2 in the disclosure hierarchy. Significant market movements did not occur on April 30, 2012, therefore, the Portfolio did not utilize the external pricing service model adjustments and such valuations were categorized as Level 1. Significant market movements were deemed to have occurred on July 31, 2012; therefore the Portfolio utilized the external pricing service model adjustments for certain of its investments which caused transfers from Level 1 to Level 2 with a beginning period value of $1,448,057.

MANAGED ACCOUNT SERIES	JULY 31, 2012	6

Schedule of Investments July 31, 2012 (Unaudited)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Aerospace & Defense – 2.0%
Alliant Techsystems, Inc.	19,300	$893,976
Curtiss-Wright Corp.	17,400	521,478
Spirit AeroSystems Holdings, Inc., Class A (a)	50,700	1,191,450

		2,606,904

Airlines – 0.8%
Delta Air Lines, Inc. (a)	109,000	1,051,850

Auto Components – 0.9%
Lear Corp.	15,300	543,915
TRW Automotive Holdings Corp. (a)	16,200	636,660

		1,180,575

Automobiles – 0.3%
Thor Industries, Inc.	14,800	425,204

Biotechnology – 1.7%
United Therapeutics Corp. (a)	41,600	2,278,848

Building Products – 0.1%
Masco Corp.	10,800	129,924

Capital Markets – 0.4%
Jefferies Group, Inc.	44,700	560,538

Chemicals – 2.4%
Cytec Industries, Inc.	24,000	1,477,440
Huntsman Corp.	28,900	365,585
Rockwood Holdings, Inc.	28,900	1,277,958

		3,120,983

Commercial Banks – 4.7%
Associated Banc-Corp.	52,400	654,476
BancorpSouth, Inc.	42,700	618,723
Cullen/Frost Bankers, Inc.	12,200	674,782
East-West Bancorp, Inc.	35,300	769,540
FirstMerit Corp.	42,000	680,400
Hancock Holding Co.	23,000	701,040
Synovus Financial Corp.	358,300	680,770
Trustmark Corp.	28,200	681,876
Webster Financial Corp.	32,400	664,848

		6,126,455

Commercial Services & Supplies – 0.6%
ACCO Brands Corp. (a)(b)	87,800	743,666

Communications Equipment – 0.6%
JDS Uniphase Corp. (a)(b)	26,400	259,776
Polycom, Inc. (a)	67,100	586,454

		846,230

Computers & Peripherals – 1.8%
Diebold, Inc.	8,100	262,035
NCR Corp. (a)(b)	70,700	1,648,724
QLogic Corp. (a)	34,980	403,669

		2,314,428

Construction & Engineering – 1.1%
Jacobs Engineering Group, Inc. (a)	15,700	605,549

	Shares	Value
Common Stocks

Construction & Engineering (concluded)
KBR, Inc.	33,700	$884,288

		1,489,837

Construction Materials – 0.4%
Martin Marietta Materials, Inc.	6,600	495,924

Consumer Finance – 0.6%
Discover Financial Services	20,300	729,988

Containers & Packaging – 2.2%
Owens-Illinois, Inc. (a)	50,500	931,725
Packaging Corp. of America	38,800	1,194,652
Rock-Tenn Co., Class A	12,600	733,572

		2,859,949

Diversified Consumer Services – 0.5%
Regis Corp.	36,735	621,556

Electric Utilities – 2.2%
Hawaiian Electric Industries, Inc.	34,700	988,603
NV Energy, Inc.	100,500	1,838,145

		2,826,748

Electrical Equipment – 0.5%
Ametek, Inc.	20,925	648,675

Electronic Equipment, Instruments & Components – 2.2%
Arrow Electronics, Inc. (a)	26,000	877,500
Avnet, Inc. (a)	33,300	1,048,950
Ingram Micro, Inc., Class A (a)	61,900	927,881

		2,854,331

Energy Equipment & Services – 1.6%
Dresser-Rand Group, Inc. (a)	13,100	609,281
McDermott International, Inc. (a)	29,300	342,810
Patterson-UTI Energy, Inc.	45,000	696,600
Superior Energy Services, Inc. (a)	22,900	496,243

		2,144,934

Food Products – 2.0%
Ingredion, Inc.	12,400	643,808
The J.M. Smucker Co.	7,400	568,320
Smithfield Foods, Inc. (a)	55,100	1,019,350
Tyson Foods, Inc., Class A	28,400	426,284

		2,657,762

Gas Utilities – 1.2%
UGI Corp.	53,000	1,624,450

Health Care Equipment & Supplies – 2.3%
Alere, Inc. (a)	55,957	1,055,909
CareFusion Corp. (a)	79,800	1,947,918

		3,003,827

Health Care Providers & Services – 7.7%
Brookdale Senior Living, Inc. (a)(b)	103,332	1,700,845
Coventry Health Care, Inc.	63,200	2,106,456
Health Net, Inc. (a)	43,500	957,870
Omnicare, Inc.	70,200	2,204,982
Tenet Healthcare Corp. (a)	360,400	1,665,048

MANAGED ACCOUNT SERIES	JULY 31, 2012	1

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Health Care Providers & Services (concluded)
Universal Health Services, Inc., Class B	37,753	$1,475,387

		10,110,588

Hotels, Restaurants & Leisure – 0.8%
Wyndham Worldwide Corp.	20,800	1,082,640

Household Durables – 3.1%
Jarden Corp.	20,700	935,640
Lennar Corp., Class A	40,900	1,194,689
Newell Rubbermaid, Inc.	50,400	889,560
NVR, Inc. (a)	1,393	1,078,154

		4,098,043

Household Products – 1.1%
The Clorox Co.	6,000	436,260
Energizer Holdings, Inc. (a)	13,300	1,034,341

		1,470,601

Insurance – 7.2%
Alleghany Corp. (a)	3,069	1,061,291
American Financial Group, Inc.	21,400	806,994
Arthur J. Gallagher & Co.	24,200	858,616
Everest Re Group Ltd.	16,100	1,637,370
Fidelity National Financial, Inc., Class A	82,400	1,534,288
Kemper Corp.	36,500	1,194,280
Protective Life Corp.	29,542	824,517
W.R. Berkley Corp.	41,700	1,527,471

		9,444,827

Internet Software & Services – 0.1%
Monster Worldwide, Inc. (a)	25,400	184,150

IT Services – 1.7%
Acxiom Corp. (a)	61,800	1,036,386
Amdocs Ltd. (a)	23,700	705,075
Convergys Corp.	37,200	548,328

		2,289,789

Leisure Equipment & Products – 1.1%
Mattel, Inc.	40,500	1,424,385

Machinery – 5.9%
AGCO Corp. (a)	24,000	1,052,160
Dover Corp.	20,800	1,132,976
Harsco Corp.	19,300	410,125
IDEX Corp.	20,900	797,335
Kennametal, Inc.	13,900	512,910
Navistar International Corp. (a)	18,800	462,480
Parker Hannifin Corp.	13,800	1,108,416
SPX Corp.	13,600	825,792
Terex Corp. (a)	16,700	325,650
Timken Co.	31,700	1,147,540

		7,775,384

Metals & Mining – 1.0%
Carpenter Technology Corp.	17,100	818,406

	Shares	Value
Common Stocks

Metals & Mining (concluded)
Cliffs Natural Resources, Inc.	13,200	$539,748

		1,358,154

Multi-Utilities – 3.0%
Alliant Energy Corp.	29,200	1,363,932
MDU Resources Group, Inc.	64,900	1,453,111
OGE Energy Corp.	21,900	1,163,109

		3,980,152

Multiline Retail – 0.8%
Dollar Tree, Inc. (a)	12,800	644,352
J.C. Penney Co., Inc.	14,900	335,399

		979,751

Oil, Gas & Consumable Fuels – 7.9%
Africa Oil Corp. (a)	160,436	1,214,249
Arch Coal, Inc.	52,200	376,362
Bill Barrett Corp. (a)(b)	24,400	513,864
Cabot Oil & Gas Corp.	33,600	1,417,584
Energen Corp.	13,900	711,819
HollyFrontier Corp.	29,086	1,087,526
Oasis Petroleum, Inc. (a)	51,674	1,352,825
SM Energy Co.	35,700	1,681,113
Ultra Petroleum Corp. (a)	33,100	786,456
Whiting Petroleum Corp. (a)	32,200	1,300,880

		10,442,678

Paper & Forest Products – 0.5%
MeadWestvaco Corp.	25,200	715,680

Pharmaceuticals – 1.4%
Hospira, Inc. (a)(b)	53,900	1,873,025

Professional Services – 0.4%
Manpower, Inc.	14,500	515,910

Real Estate Investment Trusts (REITs) – 4.2%
BioMed Realty Trust, Inc.	42,500	799,000
CommonWealth REIT (b)	33,700	614,688
Corporate Office Properties Trust	51,800	1,153,068
DuPont Fabros Technology, Inc. (b)	80,200	2,157,380
Omega Healthcare Investors, Inc.	32,100	778,104

		5,502,240

Real Estate Management & Development – 2.6%
CBRE Group, Inc., Class A (a)	84,776	1,320,810
Forest City Enterprises, Inc., Class A (a)	147,600	2,082,636

		3,403,446

Road & Rail – 0.9%
Con-way, Inc.	32,100	1,143,402

Semiconductors & Semiconductor Equipment – 2.1%
Atmel Corp. (a)(b)	71,500	418,990
Cree, Inc. (a)	7,700	184,415
Fairchild Semiconductor International, Inc. (a)(b)	74,900	1,038,114
ON Semiconductor Corp. (a)	96,600	670,404

MANAGED ACCOUNT SERIES	JULY 31, 2012	2

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Semiconductors & Semiconductor Equipment (concluded)
RF Micro Devices, Inc. (a)	117,000	$453,960

		2,765,883

Software – 2.8%
Compuware Corp. (a)(b)	144,400	1,329,924
Electronic Arts, Inc. (a)	62,300	686,546
Parametric Technology Corp. (a)	15,300	329,562
Synopsys, Inc. (a)	27,700	839,033
Take-Two Interactive Software, Inc. (a)	48,800	428,464

		3,613,529

Specialty Retail – 4.0%
American Eagle Outfitters, Inc.	40,037	833,570
Ascena Retail Group, Inc. (a)	24,000	440,160
Chico’s FAS, Inc.	68,500	1,049,420
Dick’s Sporting Goods, Inc.	14,700	722,064
Foot Locker, Inc.	19,700	650,494
Guess?, Inc.	22,900	689,290
Limited Brands, Inc.	19,600	931,980

		5,316,978

Textiles, Apparel & Luxury Goods – 2.1%
Hanesbrands, Inc. (a)(b)	43,900	1,317,878
PVH Corp.	12,900	1,024,647
The Warnaco Group, Inc. (a)	10,400	443,664

		2,786,189

Thrifts & Mortgage Finance – 2.3%
First Niagara Financial Group, Inc.	92,600	701,908
New York Community Bancorp, Inc.	117,400	1,523,852
Washington Federal, Inc.	47,800	761,454

		2,987,214

Total Long-Term Investments (Cost – $113,276,478) – 97.8%		128,608,224

Short-Term Securities	Beneficial Interest (000)

Money Market Funds – 5.1%
BlackRock Liquidity Series LLC, Money Market Series, 0.30% (c)(d)(e)	$6,767	6,767,152

Short-Term Securities	Par (000)	Value

Time Deposits – 2.3%
Brown Brothers Harriman & Co., 0.09%, 8/01/12	$3,080	$3,080,266

Total Short-Term Securities (Cost – $9,847,418) – 7.4%		9,847,418

Total Investments (Cost - $123,123,896*) – 105.2%		138,455,642
Liabilities in Excess of Other Assets – (5.2)%		(6,879,078)

Net Assets – 100.0%		$131,576,564

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$124,146,749

Gross unrealized appreciation	$23,262,610
Gross unrealized depreciation	(8,953,717)

Net unrealized appreciation	$14,308,893

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income

BlackRock Liquidity Series, LLC Money Market Series	4,496,641	2,270,511	6,767,152	$1,898

(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Represents the current yield as of report date.

—	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MANAGED ACCOUNT SERIES	JULY 31, 2012	3

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$128,608,224	–	–	$128,608,224
Short-Term Securities:
Money Market Funds	–	$6,767,152	–	6,767,152
Time Deposits	–	3,080,266	–	3,080,266
Total	$128,608,224	$9,847,418	–	$138,455,642
[1]	See above Schedule of Investments for values in each industry.

Certain of the Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$598	–	–	$598
Liabilities:
Collateral on securities loaned at value	–	$(6,767,152)	–	(6,767,152)
Total	$598	$(6,767,152)	–	$(6,766,554)

There were no transfers between levels during the period ended July 31, 2012.

MANAGED ACCOUNT SERIES	JULY 31, 2012	4

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock U. S. Mortgage Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.23%, 5/10/43 (a)	$1,037	$1,039,736
American Credit Acceptance Receivables Trust, Series 2012-1, Class A1, 1.96%, 1/15/14 (a)	2,087	2,086,804
AmeriCredit Automobile Receivables Trust, Class A2:
Series 2010-4, 0.96%, 5/08/14	50	49,884
Series 2012-1, 0.91%, 10/08/15	1,105	1,108,224
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2C, 0.44%, 3/25/36 (b)	83	82,843
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A2, 0.48%, 11/28/36 (b)	243	238,283
CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.09%, 1/15/15 (a)	303	303,083
Citigroup Mortgage Loan Trust, Inc., Series 2007-FS1, Class 2A1A, 1.25%, 10/25/37 (a)(b)	2,668	1,062,637
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (b)	671	571,888
Countrywide Asset-Backed Certificates (b):
Series 2004-6, Class 2A4, 0.70%, 11/25/34	70	65,583
Series 2006-07, Class 2A3, 0.40%, 4/25/46	993	832,005
Series 2006-13, Class 3AV2, 0.40%, 1/25/37	175	133,276
Series 2006-22, Class 2A2, 0.36%, 5/25/47	737	728,308
Series 2007-7, Class 2A2, 0.41%, 10/25/47	1,149	1,060,872
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 9/16/19 (a)	1,995	2,006,395
Credit-Based Asset Servicing & Securitization LLC, Series 2006- CB5, Class A4, 0.50%, 6/25/36 (b)	5,213	2,166,882
DT Auto Owner Trust (a):
Series 2012-1A.05%, 1/15/15	417	417,335
Series 2012-2A, 0.91%, 11/16/15	1,600	1,599,968
First Franklin Mortgage Loan Asset- Backed Certificates, Series 2006-FF12, Class A4, 0.39%, 9/25/36 (b)	530	377,951

	Par (000)	Value
Asset-Backed Securities
GSAA Trust, Series 2006-5, Class 2A2, 0.43%, 3/25/36 (b)	$864	$412,837
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.49%, 5/25/37 (b)	660	298,334
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.49%, 6/25/36 (b)	1,500	589,175
Santander Drive Auto Receivables Trust, Class A2:
Series 2010-2, 0.95%, 8/15/13	13	12,791
Series 2010-A, 1.37%, 8/15/13 (a)	101	100,713
Series 2012-1, 1.25%, 4/15/15	2,632	2,645,597
Scholar Funding Trust, Series 2011-A, Class A, 1.35%, 10/28/43 (a)(b)	1,262	1,235,067
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.75%, 1/25/18 (b)	475	484,942
Series 2010-1, Class A, 0.65%, 3/25/25 (b)	514	511,752
Series 2010-C, Class A1, 1.90%, 12/15/17 (a)(b)	403	404,121
Series 2012-B, Class A1, 1.35%, 12/15/21 (a)(b)	604	605,983
Series 2012-C, Class A1, 1.35%, 8/15/23 (a)(b)	849	850,668
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	495	504,512
Soundview Home Equity Loan Trust, Series 2005-OPT3, Class A4, 0.55%, 11/25/35 (b)	391	366,352

Total Asset-Backed Securities – 13.1%		24,954,801

Corporate Bonds

Diversified Financial Services – 0.8%
Tiers Trust, Series 2012-1, 2.22%, 5/12/14 (a)(b)	1,500	1,500,000

Total Corporate Bonds – 0.8%		1,500,000

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations – 6.6%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.87%, 3/25/37 (b)	297	290,988

MANAGED ACCOUNT SERIES	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock U. S. Mortgage Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations (continued)
Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.93%, 2/20/36 (b)	$136	$77,097
Banc of America Mortgage Securities, Inc. (b):
Series 2003-3, Class 2A1, 0.80%, 5/25/18	45	43,245
Series 2005-G, Class 2A4, 3.12%, 8/25/35	2,050	1,548,316
Series 2005-I, Class 2A5, 2.76%, 10/25/35	945	767,722
BCAP LLC Trust, Series 2009- RR13, Class 21A1, 5.13%, 1/26/37 (a)(b)	590	607,755
Citigroup Mortgage Loan Trust, Inc., Series 2009-11, Class 6A1, 1.60%, 10/25/35 (a)(b)	98	94,897
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	611	629,238
Series 2005-03CB, Class 1A4, 5.25%, 3/25/35	129	116,389
Series 2005-47CB, Class A2, 0.75%, 10/25/35 (b)	219	129,584
Series 2006-19CB, Class A15, 6.00%, 8/25/36	571	430,730
Series 2006-41CB, Class 1A3, 6.00%, 1/25/37	274	205,688
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	548	386,373
Series 2007-HY4, Class 4A1, 5.18%, 6/25/47 (b)	233	162,571
Series 2008-2R, Class 2A1, 6.00%, 8/25/37	417	296,569
Series 2008-2R, Class 3A1, 6.00%, 8/25/37	502	395,244
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	627	606,158
Series 2006-OA5, Class 2A1, 0.45%, 4/25/46 (b)	410	246,115
Series 2006-OA5, Class 3A1, 0.45%, 4/25/46 (b)	216	140,579
Series 2007-15, Class 1A29, 6.25%, 9/25/37	351	310,512
Series 2007-8, Class 1A4, 6.00%, 1/25/38	919	771,141
Series 2007-HY5, Class 3A1, 5.78%, 9/25/37 (b)	812	658,778
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	549	514,653

	Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations (concluded)
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1, 0.75%, 2/25/35 (b)	$1,452	$1,167,506
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 5.49%, 3/25/37 (b)	503	372,316
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 6/25/21	149	144,172
MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, 0.89%, 10/25/28 (b)	175	163,736
Morgan Stanley Re-Remic Trust, Series 2010-R5, Class 5A, 0.49%, 1/26/37 (a)(b)	246	239,177
MortgageIT Trust, Series 2004-1, Class A1, 1.03%, 11/25/34 (b)	599	557,262
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.57%, 10/25/35 (b)	253	163,526
Wells Fargo Mortgage-Backed Securities Trust:
Series 2007-08, Class 2A2, 6.00%, 7/25/37	244	243,788
Series 2007-10, Class 1A21, 6.00%, 7/25/37	219	202,225

		12,684,050

Commercial Mortgage-Backed Securities – 4.7%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.00%, 11/15/15 (a)(b)	3,352	3,200,976
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4, 5.53%, 4/15/40 (b)	345	367,828
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB2, Class 3A1, 5.31%, 4/20/36 (b)	476	332,702
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4, 4.98%, 5/10/43 (b)	900	983,228
Greenwich Capital Commercial Funding Corp., Series 2006- GG7, Class A3, 6.07%, 7/10/38 (b)	613	612,468
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (b)	1,200	1,351,362

MANAGED ACCOUNT SERIES	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock U. S. Mortgage Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2005- C21, Class A4, 5.41%, 10/15/44 (b)	$1,883	$2,096,521

		8,945,085

Total Non-Agency Mortgage-Backed Securities – 11.3%		21,629,135

US Government Sponsored Agency Securities

Collateralized Mortgage Obligations – 0.6%
Fannie Mae Mortgage-Backed Securities, Series 2003-9, Class EA, 4.50%, 10/25/17	286	292,342
Freddie Mac Mortgage-Backed Securities, Series 2411, Class FJ, 0.60%, 12/15/29 (b)	16	16,074
Ginnie Mae Mortgage-Backed Securities, Series 2009-122, Class PY, 6.00%, 12/20/39	826	924,207

		1,232,623

Interest Only Collateralized Mortgage Obligations – 0.6%
Fannie Mae Mortgage-Backed Securities (b):
Series 2012-14, Class DS, 6.25%, 3/25/42	3,321	634,732
Series 2012-60, Class SJ, 6.40%, 1/25/42	1,972	429,575

		1,064,307

Mortgage-Backed Securities – 214.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 8/15/27 (c)	2,600	2,704,813
3.00%, 8/15/27 - 8/15/42 (c)	53,400	56,170,017
3.50%, 2/01/27 - 8/15/42 (c)	38,493	40,913,966
4.00%, 8/15/27 - 8/15/42 (c)	22,379	24,085,522
4.50%, 7/01/24 - 8/15/42 (c)	26,888	29,165,064
5.00%, 1/01/23 - 8/15/42 (c)	30,631	33,438,640
5.50%, 12/01/15 - 9/01/41 (c)	23,879	26,247,879
6.00%, 12/01/32 - 8/15/42 (c)	16,503	18,244,081
6.50%, 7/01/37 - 5/01/40	4,891	5,564,763
Freddie Mac Mortgage-Backed Securities (c):
3.50%, 8/15/42	5,600	5,929,000
4.00%, 6/01/25 - 8/15/42	18,905	20,227,812
4.50%, 5/01/23 - 8/15/42	9,929	10,669,811
5.00%, 5/01/35 - 8/15/42	30,571	33,143,914
5.50%, 8/15/42	16,000	17,465,000
Ginnie Mae Mortgage-Backed Securities:
3.00%, 8/15/42 (c)	1,700	1,793,766

	Par (000)	Value
US Government Sponsored Agency Securities

Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
3.50%, 8/15/42 (c)	$900	$976,922
4.00%, 10/20/40 - 8/15/42 (c)(d)	25,574	28,037,563
4.50%, 4/20/40 - 8/15/42 (c)(e)	17,929	19,815,372
5.00%, 12/15/34 - 8/15/42 (c)(e)	12,119	13,499,704
5.50%, 7/15/38 - 12/20/41	5,151	5,770,820
6.00%, 12/20/41 - 8/15/42 (c)	4,738	5,336,279
6.50%, 10/15/38 - 8/15/42	9,554	10,916,675

		410,117,383

Total US Government Sponsored
Agency Securities – 215.7%		412,414,313

US Treasury Obligations

US Treasury Notes:
0.75%, 6/30/17	900	906,960
1.00%, 6/30/19	1,065	1,067,080

Total US Treasury Obligations – 1.0%		1,974,040

Total Long-Term Investments
(Cost – $458,816,349) – 241.9%		462,472,289

Short-Term Securities

	Beneficial Interest (000)

SSgA Prime Money Market Fund, 0.11% (f)	14,928	14,927,887

Total Short-Term Securities
(Cost – $ 14,927,887) – 7.8%		14,927,887

	Contracts
Options Purchased

Exchange-Traded Put Options – 0.0%
Eurodollar 3-Year Mid-Curve Options, Strike Price USD 98.25, Expires 9/14/12	88	1,100

MANAGED ACCOUNT SERIES	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Bank of America NA	$10,100	$61,734
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	3,900	91,900

		153,634

Total Options Purchased (Cost – $288,082) – 0.1%		154,734

Total Investments Before TBA Sale Commitments and Options Written (Cost – $474,032,318*) – 249.8%		477,554,910

	Par (000)
TBA Sale Commitments (c)

Fannie Mae Mortgage-Backed Securities:
2.50%, 8/15/15	400	(416,125)
3.00%, 8/15/42	42,900	(45,123,329)
3.50%, 8/15/41	26,000	(27,597,875)
4.00%, 8/15/42	18,570	(19,900,068)
4.50%, 8/15/41	9,000	(9,732,656)
5.50%, 8/15/41	14,200	(15,577,843)
5.00%, 8/15/42	22,405	(24,414,448)
6.00%, 8/15/42	2,100	(2,316,234)
6.50%, 8/15/42	2,000	(2,254,375)
Freddie Mac Mortgage-Backed Securities:
4.50%, 8/15/42	8,000	(8,584,781)
5.00%, 8/15/42	23,000	(24,926,250)
3.50%, 8/15/42	3,400	(3,599,750)
4.00%, 8/15/42	5,700	(6,094,547)
5.50%, 8/15/42	16,000	(17,465,000)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 8/15/42	14,400	(15,812,438)
4.50%, 8/15/42	11,800	(12,963,875)
5.00%, 8/15/42	1,700	(1,883,782)
5.50%, 8/15/42	700	(782,688)
6.00%, 8/15/42	2,400	(2,702,250)
6.50%, 8/15/42	1,300	(1,502,313)

Total TBA Sale Commitments (Proceeds – $243,286,319) – (127.4)%		(243,650,627)

Options Written	Contracts	Value

Exchange-Traded Put Options – (0.0)%
Eurodollar 3-Year Mid-Curve Options, Strike Price USD 98.00, Expires 9/14/12	88	$(550)

	Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions – (0.5)%
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	$1,200	(234,244)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	800	(206,062)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,200	(338,405)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America NA	10,100	(71,693)

		(850,404)

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	1,200	(16)
Receive a fixed rate of 4.52% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	800	(52)
Receive a fixed rate of 5.07% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,200	(2,050)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Bank of America NA	10,100	(119,637)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker Deutsche Bank AG	7,800	(93,337)

		(215,092)

Total Options Written (Premiums Received – $737,078) – (0.6)%		(1,066,046)

MANAGED ACCOUNT SERIES	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Value

Total Investments, Net of TBA Sale Commitments and Options Written – 121.8%	$232,838,237
Liabilities in Excess of Other Assets – (21.8)%	(41,645,614)

Net Assets – 100.0%	$191,192,623

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$474,048,180

Gross unrealized appreciation	$4,888,688
Gross unrealized depreciation	(1,381,958)

Net unrealized appreciation	$3,506,730

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of July 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America NA	$1,929,797	$(344)
Barclays Capital Inc.	–	$(3,781)
Citigroup Global Markets, Inc.	$6,114,063	$641
Credit Suisse Securities (USA) LLC	$4,420,317	$(96,759)
Deutsche Bank AG	$8,750,766	$72,899
Goldman Sachs & Co.	$6,823,125	$127,105
JPMorgan Securities, Inc.	$13,185,516	$73,247
Morgan Stanley & Co., Inc.	$(1,804,708)	$4,886
Wells Fargo Bank, NA	–	$(1,617)
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$854,689	$454
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced
USD	US Dollar

—

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of July 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.30%	6/18/12	Open	$3,498,975	$3,497,693
Credit Suisse Securities (USA) LLC	0.00%	6/18/12	Open	3,225,043	3,225,043
Total				$6,724,018	$6,722,736

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts purchased as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2012	$172,500	$5,211

MANAGED ACCOUNT SERIES	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

—	Financial futures contracts sold as of July 31, 2012 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
5	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$1,245,188	$(587)
91	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$12,253,719	(1,502)
85	5-Year US Treasury Note	Chicago Board of Trade	September 2012	$10,606,406	(62,393)
5	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$1,245,375	(1,025)
5	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$1,245,313	(1,200)
5	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$1,245,125	(1,225)
3	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$746,888	(628)
3	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$746,662	(595)
3	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$746,512	(608)
3	90-Day Euro-Dollar	Chicago Mercantile	June 2014	$746,250	(645)
3	90-Day Euro-Dollar	Chicago Mercantile	September 2014	$745,912	(675)
3	90-Day Euro-Dollar	Chicago Mercantile	December 2014	$745,425	(745)
3	90-Day Euro-Dollar	Chicago Mercantile	March 2015	$744,975	(808)
3	90-Day Euro-Dollar	Chicago Mercantile	June 2015	$744,300	(845)

Total					$(73,481)

—	Credit default swaps on traded indexes - buy protection outstanding as of July 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Markit ABX.HE.AA Index Series 6-1	0.32%	Barclays Plc	7/25/45	$1,897	$(106,583)

—	Interest rate swaps outstanding as of July 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.85%[1]	3-month LIBOR	Bank of America Corp.	7/13/17	$2,800	$8,476
1.53%[1]	3-month LIBOR	JPMorgan Chase & Co.	5/15/19	$6,000	154,695
1.15%[2]	3-month LIBOR	JPMorgan Chase & Co.	7/30/19	$6,000	9,929
2.21%[1]	3-month LIBOR	Deutsche Bank AG	12/08/21	$1,200	72,356
3.84%[1]	3-month LIBOR	Credit Suisse Group AG	5/09/22	$2,100	363,395
2.67%[2]	3-month LIBOR	Barclays Plc	11/25/41	$400	(27,602)
2.65%[1]	3-month LIBOR	JPMorgan Chase & Co.	5/16/42	$500	32,772
2.59%[2]	3-month LIBOR	Deutsche Bank AG	5/21/42	$2,140	(109,089)
2.50%[1]	3-month LIBOR	Bank of America Corp.	6/11/42	$2,140	69,654

Total					$574,586

[1]	Portfolio pays a floating rate and receives fixed rate.
[2]	Portfolio pays a fixed rate and receives floating rate.

MANAGED ACCOUNT SERIES	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

—	Total return swaps outstanding as of July 31, 2012 were as follows:

Reference Entity	Portfolio Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Gross Return on the Markit IOS 4.00%, 30-year, fixed rate Fannie Mae residential mortgage- backed securities pool	Receives	1-Month LIBOR	JPMorgan Chase & Co.	1/12/41	$464	$(1,419)
Gross Return on the Markit IOS 4.00%, 30-year, fixed rate Fannie Mae residential mortgage- backed securities pool	Pays	1-Month LIBOR	JPMorgan Chase & Co.	1/12/41	$1,082	(10,522)
Total						$(11,941)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$23,354,833	$1,599,968	$24,954,801
Corporate Bonds	–	–	1,500,000	1,500,000
Non-Agency Mortgage- Backed Securities	–	21,629,135	–	21,629,135
Government Sponsored Agency Securities	–	412,414,313	–	412,414,313
US Treasury Obligations	–	1,974,040	–	1,974,040
Short-Term Securities	$14,927,887	–	–	14,927,887
Liabilities:
TBA Sale Commitments	–	$(243,650,627)	–	$(243,650,627)
Total	$14,927,887	$215,721,694	$3,099,968	$233,749,549

MANAGED ACCOUNT SERIES	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$6,311	$864,911	–	$871,222
Liabilities:
Credit contracts		(106,583)	–	(106,583)
Interest rate contracts	(74,031)	(1,214,128)	–	(1,288,159)
Total	$(67,720)	$(455,800)	–	$(523,520)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Portfolio’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for Financial Futures Contracts	$208,000	–	–	$208,000
Cash pledged as collateral for Swaps	1,033,000	–	–	1,033,000
Liabilities:
Reverse Repurchase Agreements	–	$(6,722,736)	–	(6,722,736)
Total	$1,241,000	$(6,722,736)	–	$(5,481,736)

Certain of the Portfolio’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of April 30, 2012	$1,205,000	$–	$1,205,000
Transfers into Level 3[1]	–	–	–
Transfers out of Level 3[1]	(1,205,000)	–	(1,205,000)
Accrued discounts/premium	–	(51)	(51)
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	(6)	(399)	(405)
Purchases	1,599,974	1,500,450	3,100,424
Sales	–	–	–
Closing Balance, as of July 31, 2012	$1,599,968	$1,500,000	$3,099,968

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $(405).

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

MANAGED ACCOUNT SERIES	JULY 31, 2012	8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 25, 2012